21. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Share issue costs	$ 4,000	$ 22,000
Property and equipment	164,000	159,000
Intangible asset	157,000	180,000
Non-capital losses	5,016,000	5,027,000
Total	5,341,000	5,388,000
Unrecognized deferred tax assets	(5,341,000)	(5,388,000)
Total income tax expense (recovery)	$ 0	$ 0